Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of allocation of purchase price in aggregate

The allocation of the purchase price in aggregate is as follows:

	As of acquisition date	Amortization years
	RMB

Identifiable assets acquired
Identifiable intangible asset*	38,606	Indefinite
Cash	552,685
Deferred tax asset	26,237
Other asset	104,896
Identifiable liabilities assumed
Deferred tax liability	(8,940)
Other liability	(14,425)
Non-controlling interest	(222,941)
Total purchase price	476,118

*	The intangible asset refers to the Micro-Lending License of Yonghui Small Loan and the Multi-finance License of PIF that qualify the “contractual-legal” criterion. They are recognized at fair value.

	As of acquisition date	Amortization years
	RMB
Identifiable assets acquired
Identifiable intangible asset*	123,450	Indefinite
Fair value adjustment of property, equipment and software	16,811
Cash	17,564
Goodwill	79,759
Other assets	141,537
Identifiable liabilities assumed
Deferred tax liability	(42,078)
Other liabilities	(105,648)
Total purchase price is comprised of:	231,395
- cash consideration	159,861
- fair value of previously held equity interests	71,534

*	The intangible asset refers to the Australian Credit License of Fundo that qualify the “contractual-legal” criterion. It is recognized at fair value.